                        FORERETIREMENT VARIABLE ANNUITY
                     SUPPLEMENT DATED JUNE 4, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

Effective May 1, 2014, the Maximum Total Fund Operating Expense decreased from 2.84% to 2.81%. Accordingly, the Table of Total Annual Fund Operating Expenses in the Fee Summary section of your Prospectus is revised as follows:

                                                                 MINIMUM        MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.58%          2.81%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1 fees), and other expenses.

The Examples in the Fee Summary section of your Prospectus are revised as follows:

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., LEGACY LOCK AND DAILY LOCK INCOME BENEFIT AND INVESTMENT IN SUB-ACCOUNTS THAT ARE SUBJECT TO THE FUND FACILITATION
FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:

B-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,752
3 years                                                                   $3,359
5 years                                                                   $4,955
10 years                                                                  $8,899

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $856
3 years                                                                   $2,663
5 years                                                                   $4,457
10 years                                                                  $8,849

(3)  If you do not Surrender your Contract:

1 year                                                                      $906
3 years                                                                   $2,713
5 years                                                                   $4,507
10 years                                                                  $8,899

C-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $948
3 years                                                                   $2,822
5 years                                                                   $4,660
10 years                                                                  $9,062

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $898
3 years                                                                   $2,772
5 years                                                                   $4,610
10 years                                                                  $9,012

(3)  If you do not Surrender your Contract:

1 year                                                                      $948
3 years                                                                   $2,822
5 years                                                                   $4,660
10 years                                                                  $9,062

L-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,738
3 years                                                                   $3,408
5 years                                                                   $4,656
10 years                                                                  $9,120

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $892
3 years                                                                   $2,761
5 years                                                                   $4,606
10 years                                                                  $9,070

(3)  If you do not Surrender your Contract:

1 year                                                                      $942
3 years                                                                   $2,811
5 years                                                                   $4,656
10 years                                                                  $9,120

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FR-060414-MMF